Accounting for Transmission Line Projects Entered into by the Group - Additional Information (Detail) ₨ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024 INR (₨)	Mar. 31, 2026 INR (₨) Project	Mar. 31, 2026 USD ($) Project	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about service concession arrangements [line items]
Trade receivables		₨ 24,094		₨ 21,856		$ 257	₨ 24,268
Contract assets		₨ 3,815		1,716		41	₨ 2,832
3E NV [Member]
Disclosure of detailed information about service concession arrangements [line items]
Acquired contract assets | $			$ 140
Contract assets | $						$ 206
BOOM Model
Disclosure of detailed information about service concession arrangements [line items]
Change in regulations and Property, plant and equipment	₨ 10,583
Transmission Services Agreements (TSA)
Disclosure of detailed information about service concession arrangements [line items]
Term of contract		35 years	35 years
Asset's useful life		50 years	50 years
Fixed annual levelized tariff period		35 years	35 years
Transmission Services Agreements (TSA) | BOOM Model
Disclosure of detailed information about service concession arrangements [line items]
Trade receivables	95
Number of projects | Project		2	2
Construction, operating and maintenance revenues		₨ 0		₨ 0
Change in regulations and Property, plant and equipment	₨ 10,583
Recognition of construction revenue		9,987			₨ 7,478
Revenue recognised on contract assets		691			152
Profit		₨ 386			₨ 289
Transmission Services Agreements (TSA) | BOOT Model
Disclosure of detailed information about service concession arrangements [line items]
Term of contract		35 years	35 years